Treasury stocks	12 Months Ended
Dec. 31, 2024
Ordinary shares
Treasury stocks
16.	Treasury stocks

2018 Equity Incentive Plan

In April 2018, the Company established a trust to hold 51,624,000 of the Company’s issued ordinary shares. These ordinary shares were contributed by the Co-Founders and employees and held in a trust (the “Trust”) for the benefit of the employees who are under the 2018 Equity Incentive Plan (Note 17).

As of December 31, 2023 and 2024, 12,338,955 issued ordinary shares held by the Trust are accounted as treasury stocks.

Amended 2018 Plan

In April 2021, the Board of Directors of the Company amended the 2018 Plan (the “Amended 2018 Plan”) (Note 14). In May and September 2021, the Company issued 94,927,065 Class A ordinary shares and 63,774,885 Class A ordinary shares, which were then reserved under the Amended 2018 Plan. Under the Amended 2018 Plan, the Company withholds the shares issued to the employees to meet the income tax withholding requirement upon the vesting of the Restricted share units. For the year ended December 31, 2022, the Company withheld 17,102,175 Class A ordinary shares for US$4,819 and sold 37,313,775 Class A ordinary shares for US$20,908. For the year ended December 31, 2023, the Company withheld 13,904,625 Class A ordinary shares for US$2,420 and sold 13,904,625 Class A ordinary shares for US$2,420. For the year ended December 31, 2024, the Company withheld 8,532,915 Class A ordinary shares for US$768 and sold 8,532,915 Class A ordinary shares for US$768. The Company did not retire any of the repurchased Class A ordinary shares. As of December 31, 2023 and 2024, the Company has transferred all the treasury stocks reserved to ordinary shares upon vesting under the Amended 2018 Plan and nil of ordinary shares are accounted for as treasury stock under the Amended 2018 Plan.

Share Repurchase Program

As of January 1, 2022, 14,339,826 outstanding ADSs (215,097,390 shares) are accounted as treasury stocks. Effective March 16, 2022, the Board of Directors approved a share repurchase program to repurchase in the open market up to US$100 million worth of its outstanding (i) American depositary shares, each representing 15 Class A ordinary shares, and/or (ii) Class A ordinary shares over the next 24 months starting from March 16, 2022 depending on a number of factors, including, but not limited to, price, trading volume and general market conditions, along with Canaan’s working capital requirements and general business conditions, the relevant rules under United States securities laws and regulations, and the relevant stock exchange rules. During the year ended December 31, 2022, total of 10,307,665 outstanding ADSs (154,614,975 shares) were repurchased but have not been retired with a total consideration of US$37,379, which is shown as treasury stock. For the years ended December 31, 2023 and 2024, no outstanding ADSs were repurchased.

As of December 31, 2024, a total of 124,287,210 repurchased ordinary shares are accounted as treasury stocks.